Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease Cost
The Company has entered into non-cancellable operating leases for offices and vehicles. Lease cost recognized in the Company’s consolidated statements of income is summarized as follows:

Period ended December 31, 2024
Operating lease costs in the period from December 16th to December 31st	$54,914
Total lease cost:	$54,914

Other Information about Leases
Other information about lease amounts recognized in the consolidated financial statements, as of December 31, 2024) is as follows:
Weighted-average remaining lease term – 6.44 years
Weighted-average discount rate – 2.15%

Undiscounted Cash Flow of Lease Liability
The following table depicts the undiscounted cashflow on an annual basis of each of the next five years and the sum for all the years thereafter:
Year ended December 31, 2024
1 year	$1,208,417
1-2 years	1,201,290
2-3 years	1,193,803
3-4 years	1,193,803
4-5 years	1,193,803
5+ years	2,387,606
Total undiscounted cashflow	8,378,722
Interest	(607,743)
Lease Liability as of December 31, 2024	$7,770,979